Earnings per share (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Earnings per share [line items]
Profit/loss attributable to shareholders of Novartis AG | $	$ 13,984	$ 11,941	$ 14,850
Weighted average number of shares outstanding used in the basic earnings per share | shares	1,939	2,018	2,077
Adjustment for assumed exercise of equity-settled comepnsation plans | shares	16	17	15
Weighted average number of shares in diluted earnings per share | shares	1,955	2,035	2,092
Basic earnings per share, Continuing operations	$ 7.21	$ 5.92	$ 4.13
Basic earnings per share, Discontinued operations			3.02
Total basic earnings per share	7.21	5.92	7.15
Diluted earnings per share, Continuing operations	7.15	5.87	4.10
Diluted earnings per share, Discontinued operations			3.00
Total diluted earnings per share	$ 7.15	$ 5.87	$ 7.10
Disclosure of instruments with potential future dilutive effect not included in calculation of diluted earnings per share [text block]
For diluted EPS, the weighted average number of shares outstanding is adjusted to assume the vesting of dilutive equity-settled compensation plans.
In 2025, 2024 and 2023, no equity-settled compensation plans were excluded from the calculation of diluted EPS, as all were dilutive.

Options excluded from the calculation	0	0	0
Continuing operations [member]
Earnings per share [line items]
Profit/loss attributable to shareholders of Novartis AG | $	$ 13,984	$ 11,941	$ 8,568
Discontinued operations [member]
Earnings per share [line items]
Profit/loss attributable to shareholders of Novartis AG | $			$ 6,282